RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTION
Schedule of transactions with related parties

(1)  Related parties

Name of related parties	Relationship with the Group
Koh Chew Chee	The CEO of GEH
44 to 24 Pte Ltd	Controlled by Koh Chew Chee
Allegiance (Clementi) Pte Ltd	Controlled by Koh Chew Chee
Allegiance (Jurong East) Pte Ltd	Controlled by Koh Chew Chee
Mulberry Learning Centre @ CBP Pte Ltd	Controlled by Koh Chew Chee
Mulberry Learning Centre Central Pte Ltd	Controlled by the spouse of Koh Chew Chee
Randsdale Resources Limited	Controlled by Koh Chew Chee, held 15% equity interest in GEH
Strategic Eduhub Pte Ltd	Controlled by Koh Chew Chee
The Sunbird Child Development Centre Pte Ltd	Controlled by Koh Chew Chee

(2)  The related party transactions are as follows:

Sale of merchandise,management fee and royalty fee.

	Years ended December 31,
	2020	2021	2022
44 to 24 Pte Ltd	3	4	3
Allegiance (Clementi) Pte Ltd	30	38	41
Allegiance (Jurong East) Pte Ltd	31	38	41
Mulberry Learning Centre @ CBP Pte Ltd	—	15	—
Mulberry Learning Centre Central Pte Ltd	365	265	13
The Sunbird Child Development Centre Pte Ltd	—	—	9
Strategic Eduhub Pte Ltd	43	45	4

17.         RELATED PARTY TRANSACTION - continued

Service fee revenue

	Years ended December 31,
	2020	2021	2022
Allegiance (Clementi) Pte Ltd	—	2	—
Allegiance (Jurong East) Pte Ltd	3	—	—
Mulberry Learning Centre @ CBP Pte Ltd	—	6	—
Mulberry Learning Centre Central Pte Ltd	81	29	11
The Sunbird Child Development Centre Pte Ltd	—	—	2

Purchase of service

	Years ended December 31,
	2020	2021	2022
Allegiance (Clementi) Pte Ltd	—	—	3
Mulberry Learning Centre @ CBP Pte Ltd	—	12	3
Mulberry Learning Centre Central Pte Ltd	11	245	203
Strategic Eduhub Pte Ltd	—	—	4

(3) The related party amount balances are as follows:

Amount due from related parties

Amount due from related parties represents service fee receivables due from the kindergartens controlled by GEH’s CEO or her spouse. The credit term is one month.

	As of December 31
	2020	2021	2022
Allegiance (Clementi) Pte Ltd	129	171	222
Allegiance (Jurong East) Pte Ltd	135	176	224
Mulberry Learning Centre @ CBP Pte Ltd	2	27	—
Mulberry Learning Centre Central Pte Ltd	841	—	—
Strategic Eduhub Pte Ltd	—	47	49
The Sunbird Child Development Centre Pte Ltd	—	—	9
	1,107	421	504

Prepayment for investment

Prepayment for investment represents service fee receivable due from a company controlled by the spouse of Koh Chew Chee. The receivable will be deducted from acquisition consideration to acquire the equity interest in this company.

	As of December 31
	2020	2021	2022
Mulberry Learning Centre Central Pte Ltd	—	910	1,009
	—	910	1,009

17.         RELATED PARTY TRANSACTION - continued

Accrued expenses and other current liabilities

	As of December 31
	2020	2021	2022
Allegiance (Clementi) Pte Ltd	—	—	3
Mulberry Learning Centre @ CBP Pte Ltd	—	11	—
Mulberry Learning Centre Central Pte Ltd	—	5	229
	—	16	232